UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4066

					Cash Assets Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	3/31

				Date of reporting period:	3/31/09



						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                                     ANNUAL
                                     REPORT

                                 MARCH 31, 2009

                                     PACIFIC
                                CAPITAL FUNDS(R)
                                       OF
                                CASH ASSETS TRUST

                        Pacific Capital Cash Assets Trust

                            Pacific Capital Tax-Free
                                Cash Assets Trust

                         Pacific Capital U.S. Government
                          Securities Cash Assets Trust

  [LOGO OF THE PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST: A LION STANDING ON A
                  TWISTED ROPE AND SAIL TO LEFT OF PACIFIC](R)

                                A CASH MANAGEMENT
                                   INVESTMENT

[LOGO OF THE PACIFIC                 PACIFIC
CAPITAL FUNDS OF CASH           CAPITAL FUNDS(R)
ASSETS TRUST: A LION                   OF
STANDING ON A TWISTED           CASH ASSETS TRUST
ROPE AND SAIL TO
LEFT OF PACIFIC](R)               ANNUAL REPORT

                                                                       May, 2009

Dear Investor:

      We are pleased to provide you with the Annual Report for The Pacific Capital Funds of Cash Assets Trust for the fiscal year ended March 31, 2009.

      The enclosed Annual Report includes the three series of Cash Assets Trust (the "Trust"): Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Pacific Capital U.S. Government Securities Cash Assets Trust, each of which has two classes of shares, Original Shares and Service Shares. The Trust was specifically created to meet the short-term investment needs of Hawaii investors and others.

                  ********************************************

OVERVIEW

      As you may know, the National Bureau of Economic Research officially declared that the current recession began in December 2007. The recession continued during the past fiscal year of your Trust although, in the eyes of some, the economy has begun to show signs of stabilizing.

      As of this writing just after the close of your Trust's 2009 fiscal year, all bets are out on when the recession might end. Some experts are declaring that the recession ended in April 2009. Others, in a recent Wall Street Journal survey of economists, predict that the recession could end as soon as August with a slow recovery that could take between 3 - 6 years. One thing that can be said for sure is that this recession could very well prove to be the longest in the post World War II period as well as the first world wide recession during that period of time.

THE ECONOMY

      Calendar year 2008 into the first quarter of 2009 has been a very difficult period for the U.S. economy which has been weighed down by a credit crisis, the fall of several major financial institutions, a drop in spending by consumers and businesses, a rise in unemployment, home foreclosures, bank losses and tight credit. The possibility of deflation was a cause for concern. A deflationary spiral occurs when weak consumer demand leads companies to reduce prices and consumers begin to expect further price reductions, which in turn weakens demand even further. The consensus is that unemployment will continue to rise over the course of the current fiscal year. Consumer confidence reached an all time low in the past year, but as of the time of this writing appears to be slowly improving.

      In June 2008, a "bear" market - generally defined as a downturn of 20% or more in multiple market indexes - was declared. The following month, oil prices reached $147 per barrel and money flowed from housing and equities into commodities. Oil prices subsequently plummeted to under $34 a barrel in December 2008.

      In September - October 2008, there was a worldwide stock market crash, followed by a period of high volatility. A considerable number of banks, mortgage lenders and insurance companies subsequently failed. Lehman Brothers filed for bankruptcy, affecting global credit markets. Subsequently, the Reserve Primary Money Market Fund "broke the buck" (shareholder investments were no longer equivalent to $1 per share) as it owned Lehman Brothers issued debt and experienced heavy


                        NOT A PART OF THE ANNUAL REPORT
redemptions. In the flight to quality that followed, investment monies then poured into Treasury securities until in early December some Treasury bills briefly had negative yields.

GOVERNMENT RESPONSE

      As previously reported to you in the Trust's Semi-Annual Report, the U.S. Treasury Department announced a temporary money market fund insurance program ("Program") on September 19, 2008 to add stability to the financial markets and to reassure money market fund investors. This Program guaranteed a Net Asset Value of $1.00 for those investor assets that were invested in a participating money market fund as of September 19, 2008. The insurance was available for all taxable and tax-free money market funds that are registered with the Securities and Exchange Commission and maintain a stable share price of $1.00.

      As detailed within this report, the Trust applied for this insurance for all three money market funds - Cash Assets Trust, U.S. Government Securities Cash Assets Trust and Tax-Free Cash Assets Trust (the "Funds"). All three Funds were accepted for and covered under the Program through April 30, 2009. Cash Assets Trust and Tax-Free Cash Assets Trust will additionally be covered through September 18, 2009. Since U.S. Government Securities Cash Assets Trust invests primarily in agencies and direct obligations of the U.S. Government, it was determined that there was no longer a need for the Fund to participate in the Program.

      During the course of this past fiscal year, the federal government also took numerous other decisive actions to address other areas of concern with respect to the financial crisis.

YOUR INVESTMENT

      Safety of principal is first and foremost in the eyes of your Board of Trustees, Investment Adviser and Administrator when managing your cash reserves. As such, the Trust's investment management team seeks to carefully follow economic developments, financial markets and interest rate movements for each of the Trust's portfolios.

      We currently have a cautious outlook on the economy. As such, we have sought to emphasize a portfolio structure for each of the Funds in quality investments designed for a slower economy. While competitive returns are sought, they have been challenging in the current economic environment in which the historically low federal funds rate has contributed to lower yields.

      As such, the Adviser and the Administrator have taken action to maintain a positive yield for shareholders of the Funds. Specifically, in response to current economic conditions, a) the Advisor and Administrator have waived, and may continue to waive portions of their management fees for the Government Securities Fund; and b) payments of certain fees under each of the Funds' Distribution Plans for Service Shares have been, and may continue to be, reduced. While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that for the benefit of the shareholders, they intend to continue to take reasonably practicable steps to maintain a positive yield for the shareholders of each of the Funds.

      As always, we wish to express our appreciation for the confidence you have shown by your investment in the Pacific Capital Funds of Cash Assets Trust. We can assure you that we will consistently seek to do our very best to merit your continued level of trust.

                                   Sincerely,


/s/ Diana P. Herrmann                           /s/ Lacy B. Herrmann

Diana P. Herrmann                               Lacy B. Herrmann
Vice Chair and President                        Founder and Chairman Emeritus

                        NOT A PART OF THE ANNUAL REPORT

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of The Pacific Capital Funds of Cash Assets Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of The Pacific Capital Funds of Cash Assets Trust (the "Trust") (comprised of Pacific Capital Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, and Pacific Capital U.S. Government Securities Cash Assets Trust) (the "Funds"), as of March 31, 2009 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended March 31, 2005 were audited by other auditors, whose report dated May 23, 2005 expressed an unqualified opinion on such financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform our audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprising the Trust as of March 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 27, 2009

--------------------------------------------------------------------------------

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009


   PRINCIPAL
    AMOUNT        U. S. GOVERNMENT AGENCY OBLIGATIONS (38.1%):                         VALUE
---------------   -----------------------------------------------------------      -------------
$    23,250,000   Federal Home Loan Mortgage Corp., 0.29%, 04/01/09 .........      $  23,250,000
     25,000,000   Federal Home Loan Mortgage Corp., 0.36%, 06/30/09 .........         24,977,500
     25,000,000   Federal Home Loan Mortgage Corp., 0.41%, 07/27/09 .........         24,966,687
     30,000,000   Federal National Mortgage Association, 0.15%,
                     04/27/09 ...............................................         29,996,750
     30,000,000   Federal National Mortgage Association, 0.16%,
                     04/30/09 ...............................................         29,996,133
     25,000,000   Federal National Mortgage Association, 1.80%,
                     07/02/09 ...............................................         24,885,000
     17,983,000   Federal National Mortgage Association, 0.50%,
                     07/30/09 ...............................................         17,953,028
                                                                                   -------------
                  Total U.S. Government Agency Obligations ..................        176,025,098
                                                                                   -------------

                  CORPORATE NOTES (9.8%):
      2,600,000   Merrill Lynch & Co., 1.29%, 05/08/09 (A) ..................          2,590,319
     17,400,000   Merrill Lynch & Co., 3.05%, 05/20/09 (A) ..................         17,394,230
     25,000,000   Toyota Series B, 2.43%, 01/29/10 (A) ......................         24,999,992
                                                                                   -------------
                  Total Corporate Notes .....................................         44,984,541
                                                                                   -------------

                  COMMERCIAL PAPER (13.9%)

                  BANKS (4.3%):
     20,000,000   Lloyds Bank, 1.04%, 04/09/09 ..............................         19,995,378
                                                                                   -------------

                  EDUCATION (5.2%):
     24,000,000   Michigan State University, 1.20%, 06/01/09 ................         24,000,000
                                                                                   -------------

                  FOREIGN BANKS (4.4%):
     20,000,000   Calyon NA, Inc., 0.97%, 05/14/09 ..........................         19,976,828
                                                                                   -------------
                                                                                      63,972,206
                                                                                   -------------
                  FDIC GUARANTEED SECURITIES (8.2%)
      8,500,000   Bank of America TLGP, 1.41%, 12/23/10 (A) .................          8,500,000
      3,000,000   General Electric  Capital Corp. TLGP, 1.46%,
                     07/08/10 (A) ...........................................          3,000,000
     24,000,000   General Electric Capital Corp. TLGP, 0.55%, 06/15/09 ......         23,972,500
      2,500,000   SunTrust Bank Note, 1.97%, 12/16/10 (A) ...................          2,504,244
                                                                                   -------------
                  Total FDIC Guaranteed Securities ..........................         37,976,744
                                                                                   -------------


   PRINCIPAL
    AMOUNT        MUNICIPAL SECURITY (3.9%):                                           VALUE
---------------   -----------------------------------------------------------      -------------
$    18,000,000   Municipal Electric Authority of Georgia Taxable
                     Commercial Paper, 2.50%, 04/06/09 ......................      $  18,000,000
                                                                                   -------------

    SHARES        INVESTMENT COMPANIES (26.1%):
---------------   -----------------------------------------------------------
     50,000,000   Goldman Sachs Financial Square Government
                     Money Market Fund, Institutional Share Class ...........         50,000,000
     50,000,000   JPMorgan Tax Free Money Market Fund, Agency
                     Share Class ............................................         50,000,000
     20,590,362   JPMorgan U.S. Government Money Market Fund,
                     Premier Share Class ....................................         20,590,362
                                                                                   -------------
                                                                                     120,590,362
                                                                                   -------------
                  Total Investments (Amortized Cost $461,548,951*) .   100.0%        461,548,951
                  Other assets less liabilities ....................     0.0              53,830
                                                                       -----       -------------
                  NET ASSETS .......................................   100.0%      $ 461,602,781
                                                                       =====       =============

(A)   Variable interest rate - subject to periodic change.
*     Cost for Federal income tax and financial reporting purposes is identical.

Abbreviations:
FDIC - Federal Deposit Insurance Corp.
TLGP - Temporary Liquidity Guarantee Program

                                                                     PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                  PORTFOLIO
                  ----------------------------------                  ---------
                  U. S. Government Agency Obligations ..............    38.1%
                  Corporate Notes ..................................     9.8
                  Commercial Paper .................................    13.9
                  FDIC Guaranteed Securities .......................     8.2
                  Municipal Security ...............................     3.9
                  Investment Companies .............................    26.1
                                                                       -----
                                                                       100.0%
                                                                       =====

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (90.1%):                                S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  ALABAMA (1.1%)
                  Montgomery, AL Downtown Redevelopment,
                     National-re Insured
$     3,500,000   5.000%, 10/01/09 .......................................    Aa3/AA-     $    3,565,932
                                                                                          --------------
                  ARIZONA (1.7%)
                  Maricopa County, AZ Unified School District No. 48
                     (Scottsdale), National-re FGIC Insured
      5,405,000   5.000%, 07/01/09 .......................................    Aa2/AA           5,448,608
                  Tucson, AZ Industrial Development Authority VRDO*
        425,000   0.500%, 07/15/31 .......................................    Aaa/AAA            425,000
                                                                                          --------------
                                                                                               5,873,608
                                                                                          --------------
                  ARKANSAS (0.2%)
                  Baxter County, AR Hospital Revenue Refunding &
                     Improvement-Series B, Prerefunded to 9/1/09 @ 100
        700,000   5.625%, 09/01/28 .......................................   Prerefunded         714,161
                                                                                          --------------
                  CALIFORNIA (2.4%)
                  Bay Area, CA Toll Authority Toll Bridge Revenue
                     A-2, VRDO*
      5,000,000   0.200%, 04/01/47 .......................................   VMIG1/A-1         5,000,000
                  California Statewide Communities Development
                     Authority Revenue Bond (John Muir Health) Series
                     A VRDO*
      3,200,000   0.250%, 08/15/36 .......................................   VMIG1/A-1+        3,200,000
                                                                                          --------------
                                                                                               8,200,000
                                                                                          --------------
                  COLORADO (2.5%)
                  Colorado Educational & Cultural Facilities Authority
                     Revenue Bond - Boulder Country Day School,
                     VRDO*
      1,150,000   0.470%, 09/01/24 .......................................    NR/AAA           1,150,000
                  Colorado Educational & Cultural Facilities Authority
                     Revenue Bond - National Jewish Federation Series
                     A4 VRDO*
      1,000,000   0.500%, 02/01/35 .......................................   VMIG1/NR          1,000,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  COLORADO (CONTINUED)
                  Colorado Educational & Cultural Facilities Authority
                     Revenue Bond - National Jewish Federation Series
                     C4 VRDO*
$     1,000,000   0.500%, 06/01/37 .......................................   VMIG1/NR     $    1,000,000
                  Colorado Educational & Cultural Facilities Authority
                     Revenue Bond - National Jewish Federation
                     Series D4 VRDO*
      1,050,000   0.500%, 05/01/38 .......................................   VMIG1/NR          1,050,000
                  Colorado Health Facilities, Prerefunded to 12/1/09
                     @ 101
      4,000,000   5.750%, 12/01/23 .......................................   Prerefunded       4,178,820
                                                                                          --------------
                                                                                               8,378,820
                                                                                          --------------
                  CONNECTICUT (3.1%)
                  Connecticut State Special Tax, FSA Insured VRDO*
     10,500,000   1.250%, 12/01/10 .......................................    Aa2/AAA         10,500,000
                                                                                          --------------
                  DISTRICT OF COLUMBIA (0.6%)
                  District of Columbia Revenue American Geophysical
                     Union, VRDO*
      2,135,000   0.550%, 09/01/23 .......................................    Aaa/NR           2,135,000
                                                                                          --------------
                  FLORIDA (2.1%)
                  Broward County, FL Series B
      3,000,000   5.000%, 01/01/10 .......................................    Aa1/AA+          3,101,718
                  Orange County, FL Housing Financial Authority,
                     FNMA Insured VRDO*
      1,800,000   0.500%, 06/01/25 .......................................    NR/A-1+          1,800,000
                  Polk County, FL School District Sales, FSA Insured
      2,285,000   4.000%, 10/01/09 .......................................    Aa3/AAA          2,319,665
                                                                                          --------------
                                                                                               7,221,383
                                                                                          --------------
                  HAWAII (20.4%)
                  City & County Honolulu, HI Commercial Paper
      1,500,000   0.400%, 04/03/09 .......................................    P1/A1+           1,500,000
      5,000,000   0.600%, 04/03/09 .......................................    P1/A1+           5,000,000
      5,000,000   0.450%, 04/07/09 .......................................    P1/A1+           5,000,000
      8,000,000   0.500%, 04/07/09 .......................................    P1/A1+           8,000,000
      2,700,000   0.500%, 04/07/09 .......................................    P1/A1+           2,700,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  HAWAII (CONTINUED)
                  City & County Honolulu, HI VRDO*
$     6,000,000   5.000%, 07/01/09 .......................................    Aa2/AA      $    6,046,603
                  City & County Honolulu, HI, Prerefunded to 7/01/09
                     @101
      1,000,000   5.125%, 07/01/10 .......................................   Prerefunded       1,017,974
                  City & County Honolulu, HI, Prerefunded to 7/01/09
                     @101
      2,930,000   5.125%, 07/01/18 .......................................   Prerefunded       2,982,760
                  Hawaii County, HI
      1,015,000   4.000%, 07/15/09 .......................................    A1/AA-           1,022,118
                  Hawaii County, HI, FSA Insured Prerefunded to
                     5/15/09 @101
        500,000   5.400%, 05/15/15 .......................................   Prerefunded         507,130
                  Hawaii County, HI, Prerefunded to 5/15/09 @101
        545,000   5.625%, 05/15/19 .......................................   Prerefunded         552,985
                  Hawaii Pacific Health Special Purpose VRDO*
                     Radian Insured
     13,500,000   0.580%, 07/01/33 .......................................    Aaa/AAA         13,500,000
                  Hawaii State, National-re FGIC Insured Series CO
      4,590,000   6.000%, 09/01/09 .......................................    Aa2/AA           4,673,020
                  Hawaii State Department of Budget and Finance
                     Special Purpose Revenue Bond (Palama Meat
                     Company) Series A VRDO*, Wells Fargo Insured,
                     AMT
      6,500,000   0.670%, 10/31/29 .......................................    NR/AAA           6,500,000
                  Hawaii State, National-re FGIC Insured
      4,990,000   5.500%, 08/01/09 .......................................    Aa2/AA           5,073,455
        500,000   5.500%, 10/01/09 .......................................    Aa2/AA             510,333
                  Hawaii State, National-re IBC Insured
      1,000,000   6.000%, 11/01/09 .......................................    Aa2/AA           1,030,695
                     Hawaii State Highways
      1,000,000   4.000%, 01/01/10 .......................................    Aa3/AA+          1,011,051
                  Hawaii State Housing Finance & Development Corp.,
                     Multi Family, Lokahi Kau, VRDO*
      2,300,000   0.550%, 12/01/41 .......................................    Aaa/NR           2,300,000
                                                                                          --------------
                                                                                              68,928,124
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  ILLINOIS (4.0%)
                  Cook County, IL Capital Improvement-Series A,
                     Prerefunded to 11/15/09 @101
$     1,000,000   5.250%, 11/15/16 .......................................   Prerefunded  $    1,038,900
                  Illinois Educational Facilities Authority Revenue
                     Bond VRDO*
      2,245,000   0.530%, 12/01/25 .......................................    Aaa/NR           2,245,000
                  Illinois Health Facilities Authority Revenue Refunding
                     Childrens Memorial Hospital Series A Prerefunded
                     to 8/15/09 @ 101
      2,000,000   5.750%, 08/15/25 .......................................   Prerefunded       2,055,659
                  Peoria County, IL Community Unit School District
                     No. 323 VRDO*, FSA Insured
      6,000,000   2.700%, 04/01/26 .......................................    Aaa/AAA          6,000,000
                  Romeoville, IL Revenue Bond VRDO*
      2,100,000   0.500%, 10/01/36 .......................................    Aaa/NR           2,100,000
                                                                                          --------------
                                                                                              13,439,559
                                                                                          --------------
                  INDIANA (1.2%)
                  Indiana Financial Authority Health System Revenue,
                     Sisters St. Francis Health, VRDO*
      2,000,000   0.450%, 09/01/48 .......................................    Aaa/NR           2,000,000
                  Indiana Health Facilities Financial Authority, Clark
                     Memorial Hospital, VRDO*
      1,975,000   0.500%, 12/01/21 .......................................     NR/NR           1,975,000
                                                                                          --------------
                                                                                               3,975,000
                                                                                          --------------
                  IOWA (0.7%)
                  Iowa Financial Authority Revenue Private College
                     Revenue (Drake University Project) VRDO*
      2,500,000   0.400%, 04/01/31 .......................................    Aaa/AAA          2,500,000
                                                                                          --------------
                  KENTUCKY (0.9%)
                  Breckenridge County, KY Lease Program Revenue
                     VRDO*
      3,000,000   0.350%, 02/01/31 .......................................   VMIG1/NR          3,000,000
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  MASSACHUSETTS (1.1%)
                  Massachusetts State Health & Educational Facilities
                     Authority Revenue (Hillcrest Extended Care) Series
                     A VRDO*
$     3,900,000   0.500%, 10/01/26 .......................................    Aaa/NR      $    3,900,000
                                                                                          --------------
                  MICHIGAN (0.6%)
                  Michigan Higher Education Facility Authority, Hope
                     College VRDO*
        665,000   0.500%, 11/01/36 .......................................    Aaa/NR             665,000
                  Michigan State Hospital Finance Authority, (Mercy
                     Mt. Clemens) Series A Prerefunded to 5/15/09
      1,250,000   5.750%, 05/15/29 .......................................   Prerefunded       1,268,506
                                                                                          --------------
                                                                                               1,933,506
                                                                                          --------------
                  MINNESOTA (5.7%)
                  Bloomington, MN Multi-Family Revenue Bond VRDO*
      3,000,000   0.720%, 11/15/32 .......................................    Aaa/AAA          3,000,000
                  Inver Grove Heights, MN Senior VRDO*
      1,595,000   0.500%, 05/15/35 .......................................    Aaa/AAA          1,595,000
                  Minneapolis, MN Revenue Guthrie Theater Project
                     Series A, VRDO*
        800,000   0.420%, 10/01/23 .......................................    Aa2/NR             800,000
                  Oak Park Heights, MN Multi-Family Revenue Bond,
                     FHLMC Insured VRDO*
      6,415,000   0.500%, 11/01/35 .......................................    Aaa/AAA          6,415,000
                  Plymouth, MN Multi-Family Housing VRDO*
      1,395,000   0.500%, 04/15/33 .......................................    Aaa/AAA          1,395,000
                  St. Louis Park, MN Multi-Family Revenue Bond,
                     FHLMC Insured VRDO*
      4,000,000   0.500%, 08/01/34 .......................................    Aaa/AAA          4,000,000
                  St. Paul, MN Housing & Redevelopment Authority,
                     Multi Family Housing, Highland Ridge Project,
                     FHLMC Insured VRDO*
      2,000,000   0.500%, 10/01/33 .......................................    Aaa/NR           2,000,000
                                                                                          --------------
                                                                                              19,205,000
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  MISSOURI (10.4%)
                  Kansas City, MO Industrial Development Authority
                     Multi-Family - Gatehouse Apartments Project
                     VRDO*
$     1,260,000   0.500%, 11/15/26 .......................................    Aaa/AAA     $    1,260,000
                  Kansas City, MO Industrial Development Authority
                     Revenue Bond, (Ewing Marion Kaufman
                     Foundation) VRDO*
     12,260,000   0.400%, 04/01/27 .......................................    NR/AAA          12,260,000
                  Missouri State Development Financial Board Lease
                     Revenue Bond VRDO*
        180,000   0.400%, 06/01/33 .......................................   VMIG1/NR            180,000
                  Missouri State Health and Education (St. Francis
                     Medical Center) Series A VRDO*
      3,000,000   0.400%, 06/01/26 .......................................    NR/AAA           3,000,000
                  Missouri State Health & Educational Facilities
                     Authority Revenue Bond VRDO*
      3,633,000   0.400%, 11/01/32 .......................................    NR/A-1+          3,633,000
                  Missouri State, Health & Educational Facilities
                     Authority Revenue Bond (St. Louis University),
                     Series B VRDO*, SPA: Bank of America N.A.
      6,550,000   0.400%, 10/01/24 .......................................   VMIG1/A-1+        6,550,000
                  Missouri State Health & Educational Facilities
                     Authority Educational Facilities Revenue Bond,
                     St. Louis University VRDO*, SPA: US Bank NA
      2,120,000   0.400%, 07/01/32 .......................................   VMIG1/NR          2,120,000
                  Missouri State Health & Educational Facilities VRDO*
      2,630,000   0.400%, 10/01/33 .......................................    NR/A-1+          2,630,000
                  University of Missouri University Revenue
                     Bond-System Facilities Series A VRDO*
      1,275,000   0.400%, 11/01/31 .......................................   Aa2/A-1+          1,275,000
                  University of Missouri University System Facilities
                     Revenue Bond, Series B VRDO*
      2,300,000   0.400%, 11/01/30 .......................................   Aa2/A-1+          2,300,000
                                                                                          --------------
                                                                                              35,208,000
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  NEVADA (4.4%)
                  Clark County, NV, Economic Development,
                     Alexander Dawson School Project, Prerefunded
                     to 5/15/09 @ 101
$     6,500,000   5.500%, 05/15/20 .......................................   Prerefunded  $    6,599,864
                  Clark County School District, NV, National-re
                     Insured Series C
      5,000,000   5.000%, 06/15/09 .......................................    Aa2/AA           5,032,412
                  Washoe, NV, Prerefunded to 12/1/09 @ 100
      1,710,000   5.875%, 06/01/17 .......................................   Prerefunded       1,772,451
      1,300,000   5.875%, 06/01/19 .......................................   Prerefunded       1,346,775
                                                                                          --------------
                                                                                              14,751,502
                                                                                          --------------
                  NEW JERSEY (1.4%)
                  New Jersey Building Authority, Prerefunded to
                     6/15/09 @ 100
      1,215,000   5.250%, 06/15/12 .......................................   Prerefunded       1,223,993
      1,785,000   5.250%, 06/15/12 .......................................   Prerefunded       1,798,212
                  New Jersey Economic Development Authority,
                     (Transportation Project Sublease) Series A
                     Prerefunded to 5/1/09 @ 100
      1,600,000   5.300%, 05/01/12 .......................................   Prerefunded       1,604,810
                                                                                          --------------
                                                                                               4,627,015
                                                                                          --------------
                  NEW YORK (1.5%)
                  New York, NY, Transitional Finance Authority
                     Revenue Future Tax Section C Prerefunded
                     to 5/1/09 @ 101
      1,000,000   5.500%, 05/01/25 .......................................   Prerefunded       1,013,114
                  New York, NY, Prerefunded to 5/01/09 @101 VRDO*
      2,940,000   5.000%, 05/01/29 .......................................   Prerefunded       2,976,896
                  New York State Housing - Liberty Street, FHLMC
                     Insured VRDO*
      1,070,000   0.320%, 05/01/35 .......................................    Aaa/AAA          1,070,000
                                                                                          --------------
                                                                                               5,060,010
                                                                                          --------------

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  NORTH CAROLINA (4.6%)
                  North Carolina Capital Facilities Finance Agency
                     Educational Facilities (Queens College) VRDO*
$     2,400,000   0.550%, 03/01/21 .......................................    NR/NR**     $    2,400,000
                  North Carolina Capital Facilities Finance Agency
                     (Thompson's Children Home) VRDO*
      1,080,000   0.550%, 12/01/20 .......................................    NR/NR**          1,080,000
                  North Carolina Educational Facilities Finance Agency
                     (Wingate University) Series 1999 VRDO*
      4,240,000   0.500%, 05/01/22 .......................................    Aaa/NR           4,240,000
                  North Carolina Medical VRDO*
      2,000,000   0.300%, 11/15/28 .......................................    Aaa/AA           2,000,000
                  Union County, NC, Enterprise System, FSA Insured
                     VRDO*
      5,910,000   1.500%, 06/01/21 .......................................    Aa3/AAA          5,910,000
                                                                                          --------------
                                                                                              15,630,000
                                                                                          --------------
                  OHIO (1.5%)
                  Ohio State Highway
      5,000,000   5.200%, 02/01/10 .......................................    Aa1/AA+          5,195,767
                                                                                          --------------
                  OREGON (2.6%)
                  Multnomah County, OR Hospital Facilities VRDO*
      2,500,000   0.450%, 11/01/34 .......................................    Aa1/NR           2,500,000
                  Oregon State Facilities Authority Revenue
                     Peacehealth VRDO*
      5,000,000   0.320%, 05/01/47 .......................................    NR/AAA           5,000,000
                  Oregon State Health Housing Educational & Cultural
                     VRDO*
      1,200,000   0.250%, 12/01/15 .......................................    NR/AAA           1,200,000
                                                                                          --------------
                                                                                               8,700,000
                                                                                          --------------
                  PENNSYLVANIA (2.6%)
                  Emmaus, PA General Authority VRDO*
      1,300,000   0.420%, 03/01/24 .......................................    NR/A-1+          1,300,000
                  Erie, PA Water Authority Revenue, FSA Insured VRDO*
      3,685,000   1.700%, 12/01/36 .......................................    Aa3/AAA          3,685,000

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  PENNSYLVANIA (CONTINUED)
                  Pennsylvania State
$     2,500,000   5.000%, 01/15/10 .......................................    Aa2/AA      $    2,589,731
                  Philadelphia, PA School District Prerefunded to
                     4/1/09 @ 100
      1,275,000   5.250%, 04/01/15 .......................................   Prerefunded       1,275,000
                                                                                          --------------
                                                                                               8,849,731
                                                                                          --------------
                  SOUTH DAKOTA (1.8%)
                  South Dakota State & Educational Facilities Authority
                     Revenue (Regional Health) VRDO*
      6,000,000   0.400%, 09/01/27 .......................................    Aaa/NR           6,000,000
                                                                                          --------------
                  TENNESSEE (0.6%)
                  Metropolitan Government Nashville & Davidson
                     County, TN Prerefunded to 5/15/09 @101
      2,150,000   5.125%, 11/15/12 .......................................   Prerefunded       2,179,811
                                                                                          --------------
                  TEXAS (6.5%)
                  Bexar County, TX Housing Financial Corp., Multi-
                     Family Housing Revenue, Northwest Trails
                     Apartments, FNMA Insured VRDO*
      1,800,000   0.500%, 12/15/34 .......................................    Aaa/NR           1,800,000
                  Garland, TX Independent School District
      2,000,000   5.000%, 02/15/10 .......................................    Aaa/AAA          2,078,441
                  Houston, TX, Prerefunded to 10/15/09 @ 102
        750,000   6.250%, 10/15/19 .......................................   Prerefunded         786,724
                  Humble, TX School District Prerefunded to 2/15/10
                     @ 100
      3,245,000   5.500%, 02/15/19 .......................................   Prerefunded       3,387,861
                  McKinney, TX, Prerefunded to 2/15/10 @ 100
      5,505,000   5.375%, 02/15/20 .......................................   Prerefunded       5,741,340
                  North Texas State University, FSA Insured
        840,000   5.250%, 04/15/09 .......................................    Aaa/AAA            841,146
                  TEXAS (continued)
                  Odesa, TX, Water & Sewer Revenue, Prerefunded
                     to 4/1/09 @ 100

                                                                             RATING
   PRINCIPAL                                                                 MOODY'S/
    AMOUNT        MUNICIPAL SECURITIES (CONTINUED):                            S&P            VALUE
---------------   --------------------------------------------------------   --------     --------------
                  TEXAS (CONTINUED)
$     2,400,000   5.375%, 04/01/13 .......................................   Prerefunded  $    2,400,000
                  Travis, TX, Prerefunded to 11/15/09 @ 101
      4,600,000   6.250%, 11/15/14 .......................................   Prerefunded       4,813,526
                                                                                          --------------
                                                                                              21,849,038
                  VIRGINIA (1.8%)
                                                                                          --------------
                  Portsmouth, VA, FSA Insured
      2,000,000   5.000%, 07/01/09 .......................................    Aaa/AAA          2,016,489
                  Virginia Commonwealth, Prerefunded to 5/15/09
                     @101
      1,000,000   5.700%, 05/15/19 .......................................   Prerefunded       1,014,526
                  Virginia State, Public School Authority Financing
                     Series A Prerefunded to 8/01/09 @ 101
      2,100,000   5.000%, 08/01/16 .......................................   Prerefunded       2,144,260
                  York County, VA, Prerefunded to 6/01/09 @101
      1,000,000   5.875%, 06/01/24 .......................................   Prerefunded       1,016,425
                                                                                          --------------
                                                                                               6,191,700
                                                                                          --------------
                  WASHINGTON (1.0%)
                  Snohomish County, WA Prerefunded to 12/1/09 @ 100
      1,000,000   5.700%, 12/01/14 .......................................   Prerefunded       1,031,018
                  Washington State Housing Finance Commission,
                     Northwest School Project, VRDO*
      2,310,000   0.550%, 06/01/32 .......................................    Aaa/NR           2,310,000
                                                                                          --------------
                                                                                               3,341,018
                                                                                          --------------
                  WISCONSIN (1.1%)
                  Ashwaubenon, WI, Community Development
                     Authority, Arena Project Prerefunded to 6/1/09
                     @ 100
      1,370,000   5.800%, 06/01/29 .......................................   Prerefunded       1,381,063
                  Green Bay, WI, Prerefunded to 6/01/09 @100
      2,250,000   5.250%, 06/01/24 .......................................   Prerefunded       2,264,515
                                                                                          --------------
                                                                                               3,645,578
                                                                                          --------------

    SHARES        INVESTMENT COMPANIES (9.4%):                                                VALUE
---------------   --------------------------------------------------------                --------------
     31,538,000   Dreyfus Tax-Exempt Cash Management Money Market,
                     Institutional Share Class ...........................                $   31,538,000
        403,000   Goldman Sachs Financial Square Tax-Free Money
                     Market Fund Institutional Share Class ...............                       403,000
                                                                                          --------------
                                                                                              31,941,000
                                                                                          --------------
                Total Investments (Amortized Cost $336,640,263***) .......      99.5%        336,640,263
                Other assets less liabilities ............................       0.5           1,634,932
                                                                               -----      --------------
                NET ASSETS ...............................................     100.0%     $  338,275,195
                                                                               =====      ==============

* Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.
**    Fitch rating - AA-/F1+
***   Cost for Federal income tax and financial reporting purposes is identical.

                       PORTFOLIO DISTRIBUTION (UNAUDITED)

                                                     PERCENT OF
                                                     PORTFOLIO
                                                     ---------
                   Alabama                              1.1%
                   Arizona                              1.7
                   Arkansas                             0.2
                   California                           2.4
                   Colorado                             2.5
                   Connecticut                          3.1
                   District of Columbia                 0.6
                   Florida                              2.1
                   Hawaii                              20.5
                   Illinois                             4.0
                   Indiana                              1.2
                   Iowa                                 0.7
                   Kentucky                             0.9
                   Massachusetts                        1.2
                   Michigan                             0.6
                   Minnesota                            5.7
                   Missouri                            10.5
                   Nevada                               4.4
                   New Jersey                           1.4
                   New York                             1.5
                   North Carolina                       4.6
                   Ohio                                 1.5
                   Oregon                               2.6
                   Pennsylvania                         2.6
                   South Dakota                         1.8
                   Tennessee                            0.6
                   Texas                                6.5
                   Virginia                             1.8
                   Washington                           1.1
                   Wisconsin                            1.1
                   Investment Companies                 9.5
                                                      -----
                                                      100.0%
                                                      =====

Note: National Public Finance Guarantee Corporation (National-re) is the new name for MBIA Inc.'s U.S. public finance platform.

                            PORTFOLIO ABBREVIATIONS:

                   AMT - Alternative Minimum Tax
                   FGIC - Financial Guaranty Insurance Corporation
                   FHLMC - Federal Home Loan Mortgage Corp.
                   FNMA - Federal National Mortgage Association
                   FSA - Financial Security Assurance
                   IBC - Insured Bond Certificates
                   MBIA - Municipal Bond Investors Assurance
                   National-re - National Public Finance Guarantee Corporation National-re FGIC - Reinsured FGIC bonds
                   NR - Not Rated
                   SPA - Standby Bond Purchase Agreement
                   VRDO - Variable Rate Demand Obligation

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009


   PRINCIPAL
    AMOUNT        U. S. GOVERNMENT AGENCY OBLIGATIONS (72.0%):                         VALUE
---------------   -----------------------------------------------------------      -------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION (27.2%):
$   50,000,000    0.29%, 04/01/09 ...........................................      $  50,000,000
    58,000,000    0.35%, 05/04/09 ...........................................         57,981,392
    50,000,000    5.25%, 05/21/09 ...........................................         50,302,029
    50,000,000    0.36%, 06/30/09 ...........................................         49,955,000
    50,000,000    0.41%, 07/27/09 ...........................................         49,933,375
                                                                                   -------------
                                                                                     258,171,796
                                                                                   -------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION (44.8%):
     80,000,000   0.29%, 04/20/09 ...........................................         79,987,756
    120,000,000   0.15%, 04/27/09 ...........................................        119,987,000
    120,000,000   0.16%, 04/30/09 ...........................................        119,984,533
     20,000,000   4.20%, 06/08/09 ...........................................         20,119,329
     30,000,000   4.57%, 06/15/09 ...........................................         30,220,220
     20,000,000   5.13%, 07/13/09 ...........................................         20,262,805
     35,000,000   0.50%, 07/30/09 ...........................................         34,941,667
                                                                                   -------------
                                                                                     425,503,310
                                                                                   -------------
                  Total U.S. Government Agency Obligations                           683,675,106
                                                                                   -------------
                  FDIC GUARANTEED SECURITIES (4.3%):
                  Bank of America TLGP
     21,500,000   1.41%, 12/23/10 (A) .......................................         21,500,000
                  General Electric TLGP
      7,000,000   1.46%, 07/08/10 (A) .......................................          7,000,000
                  Keycorp
      5,000,000   1.97%, 12/15/10 (A) .......................................          5,003,888
                  Suntrust Bank FDIC
      7,500,000   1.97%, 12/16/10 (A) .......................................          7,512,732
                                                                                   -------------
                                                                                      41,016,620
                                                                                   -------------
    SHARES        INVESTMENT COMPANIES (23.3%):
---------------   -----------------------------------------------------------
   145,010,772    Goldman Sachs Financial Square Government Money
                     Market Fund, Institutional Share Class .................        145,010,772
                  JPMorgan U.S. Government Money Market Fund, Premier Share
     78,237,400      Class ..................................................         78,237,400
                                                                                   -------------
                                                                                     223,248,172
                                                                                   -------------

                  Total Investments (Amortized Cost $947,939,898*) .     99.8%     $ 947,939,898
                  Other assets less liabilities ....................      0.2          1,801,575
                                                                        -----      -------------
                  NET ASSETS .......................................    100.0%     $ 949,741,473
                                                                        =====      =============

* Cost for Federal income tax and financial reporting purposes is identical.
(A) Variable interest rate - subject to periodic change.

Abbreviations:
FDIC - Federal Deposit Insurance Corp.
TLGP - Temporary Liquidity Guarantee Program
                                                                      PERCENT OF
                  PORTFOLIO DISTRIBUTION (UNAUDITED)                   PORTFOLIO
                  ----------------------------------                   ---------
                  U.S. Government Agency Obligations ...............     72.1%
                  FDIC Guaranteed Securities .......................      4.3
                  Investment Companies .............................     23.6
                                                                        -----
                                                                        100.0%
                                                                        =====

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2009

                                                                                     CASH            TAX-FREE          GOVERNMENT
                                                                                     FUND              FUND               FUND
                                                                                --------------    --------------     --------------
ASSETS:
  Investments at value and amortized cost (note 2) .........................    $  461,548,951    $  336,640,263     $  947,939,898
  Cash .....................................................................                --           704,441                 --
  Interest receivable ......................................................           319,178         1,831,565          1,962,562
  Other assets .............................................................            67,301            43,145            139,419
                                                                                --------------    --------------     --------------
     Total Assets ..........................................................       461,935,430       339,219,414        950,041,879
                                                                                --------------    --------------     --------------
LIABILITIES:
  Adviser and Administrator fees payable ...................................           200,669           115,938            229,024
  Payable for investment securities purchased ..............................                --           714,161                 --
  Dividends payable ........................................................            77,388            79,058             33,878
  Distribution fees payable ................................................            26,014            15,976             14,296
  Accrued expenses .........................................................            28,578            19,086             23,208
                                                                                --------------    --------------     --------------
     Total Liabilities .....................................................           332,649           944,219            300,406
                                                                                --------------    --------------     --------------
  NET ASSETS ...............................................................    $  461,602,781    $  338,275,195     $  949,741,473
                                                                                ==============    ==============     ==============
NET ASSETS CONSIST OF:
  Capital Stock - Authorized an unlimited number of shares,
     par value $0.01 per share .............................................    $    4,613,161    $    3,382,249     $    9,497,988
  Additional paid-in capital ...............................................       456,716,130       334,844,802        940,370,053
  Accumulated net realized gain (loss) on investments ......................           273,490            48,144           (126,568)
                                                                                --------------    --------------     --------------
                                                                                $  461,602,781    $  338,275,195     $  949,741,473
                                                                                ==============    ==============     ==============
SHARES OF BENEFICIAL INTEREST:
  Original Shares Class:
     Net Assets ............................................................    $  333,059,412    $  267,793,336     $  624,855,545
                                                                                ==============    ==============     ==============
     Shares outstanding ....................................................       333,074,305       267,754,351        624,890,574
                                                                                ==============    ==============     ==============
     Net asset value per share .............................................    $         1.00    $         1.00     $         1.00
                                                                                ==============    ==============     ==============
  Service Shares Class:
     Net Assets ............................................................    $  128,543,369    $   70,481,859     $  324,885,928
                                                                                ==============    ==============     ==============
     Shares outstanding ....................................................       128,241,776        70,470,517        324,908,221
                                                                                ==============    ==============     ==============
     Net asset value per share .............................................    $         1.00    $         1.00     $         1.00
                                                                                ==============    ==============     ==============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                            STATEMENTS OF OPERATIONS
                            YEAR ENDED MARCH 31, 2009

                                                                                         CASH           TAX-FREE        GOVERNMENT
                                                                                         FUND             FUND             FUND
                                                                                     ------------     ------------     ------------
INVESTMENT INCOME:
     Interest income ............................................................    $ 10,469,476     $  5,631,501     $ 24,528,413
                                                                                     ------------     ------------     ------------
EXPENSES:
     Investment Adviser fees (note 3) ...........................................       2,017,318          994,657        5,140,036
     Administrator fees (note 3) ................................................         579,670          263,474        1,129,971
     Distribution fees (note 3) .................................................         379,809          191,054        1,935,107
     Treasury Guarantee Program (note 10) .......................................         100,620           65,995          323,779
     Trustees' fees and expenses ................................................          99,726           79,386          261,033
     Legal fees (note 3) ........................................................          58,865           40,749          130,082
     Fund accounting fees .......................................................          36,667           37,647           37,679
     Registration fees and dues .................................................          24,406            6,453           48,374
     Insurance ..................................................................          24,203           16,484          114,980
     Custodian fees (note 5) ....................................................          21,200           10,628           12,099
     Auditing and tax fees ......................................................          17,500           17,500           17,500
     Shareholders' reports ......................................................          11,082            4,405           15,095
     Transfer and shareholder servicing agent fees ..............................          10,944           11,358           10,204
     Chief Compliance Officer (note 3) ..........................................           4,016            4,016            4,016
     Miscellaneous ..............................................................          13,091            7,550           33,292
                                                                                     ------------     ------------     ------------
     Total expenses .............................................................       3,399,117        1,751,356        9,213,247
     Advisory fee reductions (note 3) ...........................................              --          (25,841)        (432,867)
     Administrative fee reductions (note 3) .....................................              --           (7,494)         (95,135)
     Distribution fees waived (note 3) ..........................................          (3,333)              --         (311,593)
     Expenses paid indirectly (note 5) ..........................................            (117)          (3,465)            (901)
                                                                                     ------------     ------------     ------------
Net expenses ....................................................................       3,395,667        1,714,556        8,372,751
                                                                                     ------------     ------------     ------------
Net investment income ...........................................................       7,073,809        3,916,945       16,155,662
Net realized gain (loss) from securities transactions ...........................         272,310           48,127         (128,439)
                                                                                     ------------     ------------     ------------
Net change in net assets resulting from operations ..............................    $  7,346,119     $  3,965,072     $ 16,027,223
                                                                                     ============     ============     ============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                CASH FUND                     TAX-FREE FUND                 GOVERNMENT FUND
                                    ------------------------------   ------------------------------  ------------------------------
                                      Year Ended      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended
                                    March 31, 2009  March 31, 2008   March 31, 2009  March 31, 2008  March 31, 2009  March 31, 2008
                                    --------------  --------------   --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS:
  Net investment income ........... $    7,073,809  $   18,013,611   $    3,916,945  $    7,246,100  $   16,155,662  $   75,571,521
  Net realized gain (loss)
    from securities transactions ..        272,310              --           48,127              17        (128,439)             --
                                    --------------  --------------   --------------  --------------  --------------  --------------
  Net change in net assets
    resulting from operations .....      7,346,119      18,013,611        3,965,072       7,246,117      16,027,223      75,571,521
                                    --------------  --------------   --------------  --------------  --------------  --------------

  DIVIDENDS TO SHAREHOLDERS
  FROM NET INVESTMENT INCOME:
    Original Shares ...............     (5,234,452)    (12,330,517)      (3,080,560)     (5,399,668)     (8,441,617)    (32,166,752)
    Service Shares ................     (1,839,357)     (5,683,094)        (846,721)     (1,818,985)     (7,714,045)    (43,404,769)
                                    --------------  --------------   --------------  --------------  --------------  --------------
    Total dividends to shareholders
      from net investment income ..     (7,073,809)    (18,013,611)      (3,927,281)     (7,218,653)    (16,155,662)    (75,571,521)
                                    --------------  --------------   --------------  --------------  --------------  --------------

  CAPITAL SHARE TRANSACTIONS
  (at $1.00 per share):
    Proceeds from shares sold:
    Original Shares ...............    586,094,563     562,646,046      297,423,045     284,550,654   1,048,227,518   1,643,427,314
    Service Shares ................    661,761,287     528,686,800       84,233,267     102,239,090   1,910,256,960   2,659,302,311
                                    --------------  --------------   --------------  --------------  --------------  --------------
                                     1,247,855,850   1,091,332,846      381,656,312     386,789,744   2,958,484,478   4,302,729,625
                                    --------------  --------------   --------------  --------------  --------------  --------------

    Reinvested dividends:
    Original Shares ...............         54,292         208,192           16,421          33,682          49,069         191,143
    Service Shares ................      1,839,320       5,683,053          846,669       1,818,753       7,714,011      43,404,774
                                    --------------  --------------   --------------  --------------  --------------  --------------
                                         1,893,612       5,891,245          863,090       1,852,435       7,763,080      43,595,917
                                    --------------  --------------   --------------  --------------  --------------  --------------

    Cost of shares redeemed:
    Original Shares ...............   (576,550,258)   (526,645,395)    (254,794,881)   (230,094,077) (1,231,324,372) (1,520,979,513)
    Service Shares ................   (676,405,429)   (558,678,949)     (85,614,774)   (121,406,410) (2,691,525,231) (2,683,075,444)
                                    --------------  --------------   --------------  --------------  --------------  --------------
                                    (1,252,955,687) (1,085,324,344)    (340,409,655)   (351,500,487) (3,922,849,603) (4,204,054,957)
                                    --------------  --------------   --------------  --------------  --------------  --------------
Change in net assets
    from capital share transactions     (3,206,225)     11,899,747       42,109,747      37,141,692    (956,602,045)    142,270,585
                                    --------------  --------------   --------------  --------------  --------------  --------------
  Total change in net assets ......     (2,933,915)     11,899,747       42,147,538      37,169,156    (956,730,484)    142,270,585

NET ASSETS:
    Beginning of period ...........    464,536,696     452,636,949      296,127,657     258,958,501   1,906,471,957   1,764,201,372
                                    --------------  --------------   --------------  --------------  --------------  --------------
    End of period* ................ $  461,602,781  $  464,536,696   $  338,275,195  $  296,127,657  $  949,741,473  $1,906,471,957
                                    ==============  ==============   ==============  ==============  ==============  ==============

* Includes undistributed
  (distributions in excess of) net
  investment income of:             $           --  $           --   $           --  $       10,336  $           --  $           --
                                    ==============  ==============   ==============  ==============  ==============  ==============

                 See accompanying notes to financial statements.

                            THE PACIFIC CAPITAL FUNDS
                              OF CASH ASSETS TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 MARCH 31, 2009

1. ORGANIZATION

      Cash Assets Trust (the "Trust") was organized on May 7, 1984 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company.

      The Trust consists of the following three investment portfolios (referred to individually as a "Fund" and collectively as the "Funds"): Pacific Capital Cash Assets Trust ("Cash Fund") (a diversified portfolio which commenced operations on December 5, 1984), Pacific Capital Tax-Free Cash Assets Trust ("Tax-Free Fund") (a non-diversified portfolio which commenced operations on April 4, 1989), and Pacific Capital U.S. Government Securities Cash Assets Trust ("Government Fund") (a diversified portfolio which commenced operations on April 4, 1989). The Trust is authorized to issue for each Fund an unlimited number of shares of $0.01 par value in two classes of shares; the Original Shares Class and the Service Shares Class. The Original Shares Class includes all currently outstanding shares of each Fund that were issued prior to January 20, 1995, the date on which the Capital structure was changed to include two classes rather than one. The two classes of shares are substantially identical, except that Service Shares bear the fees that are payable under the Trust's Distribution Plan.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) PORTFOLIO VALUATION: Each Fund's portfolio securities are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act, which, after considering accrued interest thereon, approximates market. Under this method, a portfolio security is valued at cost adjusted for amortization of premiums and accretion of discounts. Amortization of premiums and accretion of discounts are included in interest income.

b) FAIR VALUE MEASUREMENTS: The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective April 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Funds' investments are assigned levels based upon the observability.

      The three-tier hierarchy of inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      The following is a summary of the valuation inputs, representing 100% of the Funds' investments, used to value the Funds' net assets as of March 31, 2009:

       VALUATION INPUTS                        INVESTMENTS IN SECURITIES
       ----------------                        -------------------------

                                     CASH FUND    TAX-FREE FUND  GOVERNMENT FUND
                                     ---------    -------------  ---------------
Level 1 - Quoted Prices .........  $         --    $         --    $         --
Level 2 - Other Significant
           Observable Inputs ....   461,548,951     336,640,263     947,939,898
Level 3 - Significant
           Unobservable Inputs ..            --              --              --
                                   ------------    ------------    ------------
Total ...........................  $461,548,951    $336,640,263    $947,939,898
                                   ============    ============    ============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premiums and accretion of discounts as discussed in 2a above.

d) DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES: The net asset value per share for each class of each Fund's shares is determined as of 4:00 p.m. New York time on each day that the New York Stock Exchange and the custodian are open by dividing the value of the assets of the Fund allocable to that class less Fund liabilities allocable to the class and any liabilities charged directly to the class, exclusive of surplus, by the total number of shares of the class outstanding.

e) MULTIPLE CLASS ALLOCATIONS: Investment income, realized and unrealized gains and losses, if any, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne by the affected class. Service fee payments under Rule 12b-1 are borne solely by and charged to the Service Shares based on net assets of that class.

f) FEDERAL INCOME TAXES: It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. Each Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      The Funds adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). Management has reviewed the tax positions for each of the open tax years (2006-2009) and has determined that implementation of FIN 48 did not have a material impact on the Funds' financial statements.

g) REPURCHASE AGREEMENTS: It is each Fund's policy to monitor closely the creditworthiness of all firms with which it enters into repurchase agreements, and to take possession of, or otherwise perfect its security interest in, securities purchased under agreements to resell. The securities purchased under agreements to resell are marked to market every business day in order to compare the value of the collateral to the amount of the "loan" (repurchase agreements being defined as "loans" in the 1940
      Act), including the accrued interest earned thereon. If the value of the collateral is less than 102% of the loan plus the accrued interest thereon, additional collateral is required from the borrower.

h) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

i) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications for the year ended March 31, 2009.

j) ACCOUNTING PRONOUNCEMENT: In April 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Funds' financial statement disclosures.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      The Asset Management Group of Bank of Hawaii (the "Adviser"), serves as Investment Adviser to the Funds. In this role, under Investment Advisory Agreements, the Adviser supervises the Funds' investments and provides various services. Aquila Investment Management LLC (the "Administrator"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Administrator for the Trust under Administration Agreements with the Funds. The Administrator provides all administrative services to the Funds other than those relating to the investment portfolios. Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Prospectus and Statement of Additional Information of the Trust. Prior to July 16, 2008, the Adviser and the Administrator each received a fee for their respective services which was paid monthly and computed on the net assets of each Fund as of the close of business each day at the following rates:

      Cash Fund - On net assets up to $325 million, the fee was paid to the Adviser and the Administrator at the annual rate of 0.33% and 0.17%, respectively, and on net assets above that amount at the annual rate of 0.43% and 0.07%, respectively.

      Tax-Free Fund - On net assets up to $95 million, the fee was paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Government Fund - On net assets up to $60 million, the fee was paid to the Adviser and the Administrator at the annual rate of 0.27% and 0.13%, respectively, and on net assets above that amount at the annual rate of 0.33% and 0.07%, respectively.

      Prior to July 16, 2008, the agreements with both the Adviser and the Administrator contained a provision that the management fees would be reduced, but not below zero, by an amount equal to the pro-rata portion (based upon the aggregate fees of the Adviser and the Administrator) of the amount, if any, by which the total expenses of each Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, exceeded the lesser of (i) 2.5% of the first $30 million of average annual net assets of such fund plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Fund's total annual investment income. For the period, April 1, 2008 through July 15, 2008, the contractual reduction required on Advisory and Administrator fees amounted to $25,841 and $7,494, respectively, for the Tax-Free Fund, and $156,519 and $34,309, respectively, for the Government Fund. No such reduction in fees was required for the Cash Fund.

      On  July  16,   2008,   the   shareholders   approved   new  Advisory  and
Administrative agreements for each Fund. The new agreements eliminated the fee limitations described above and reduced the overall management fees for assets exceeding certain thresholds, thereby providing shareholders with the benefits of economies of scale:

      Cash Fund - On net assets up to $400 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.397% and 0.103%, respectively, and on net assets above that amount at the annual rate of 0.364% and 0.086%, respectively.

      Tax-Free Fund - On net assets up to $300 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.318% and 0.082%, respectively, and on net assets above that amount at the annual rate of 0.285% and 0.065%, respectively.

      Government Fund - On net assets up to $1,900 million, the fee is paid to the Adviser and the Administrator at the annual rate of 0.328% and 0.072%, respectively, and on net assets above that amount at the annual rate of 0.295% and 0.055%, respectively.

      During the period, the Adviser and the Administrator (see note 3b below) took action to maintain a positive yield for shareholders of the Funds. In response to current market conditions, the Adviser and the Administrator have waived and may continue to waive management fees. Additionally, distribution and service fees have been reduced. While there is no contractual or other requirement that such waivers and/or reductions in fees occur or continue, the Adviser and the Administrator have informed the Trust that they intend to continue to take reasonably practicable steps to maintain a positive yield for shareholders of each of the Funds. Details of the waivers and reductions during the period are as follows:

                          Advisory    Administration    Distribution
      Fund                  Fee            Fee          Fee (note 3b)    Total
      -------------------------------------------------------------------------
      Cash Fund          $     --       $     --          $  3,333     $  3,333
      Government Fund    $276,348       $ 60,826          $311,593     $648,767

      Under a Compliance Agreement with the Administrator, the Administrator is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. A part of the Plan authorizes payment of certain distribution or service fees by the Service Shares Class of the respective Fund. Such payments are made to "Designated Payees" - broker-dealers, other financial institutions and service providers who have entered into appropriate agreements with the Distributor and which have rendered assistance in the distribution and/or retention of the respective Fund's Service Shares or in the servicing of Service Share accounts. The total payments under this part of a Fund's Plan may not exceed 0.25% of its average annual assets represented by Service Shares. No such payments will be made by the Original Share Class. For the year ended March 31, 2009, the fees incurred pursuant to the Plan were as follows: the Cash Fund incurred fees of $379,809 of which $3,333 was waived; the Tax-Free Fund incurred fees of $191,054 of which none was waived; and the Government Fund incurred fees of $1,935,107 of which $311,593 was waived. Specific details about each Plan are more fully defined in the Prospectus and Statement of Additional Information of the Trust.

      Under   Distribution   Agreements,   Aquila   Distributors,    Inc.   (the
"Distributor") serves as the exclusive distributor of each Fund's shares. No compensation or fees are paid to the Distributor for such share distribution.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the year ended March 31, 2009, the following amounts were incurred for legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the respective Fund's ongoing operations: Cash Fund $56,407; Tax-Free Fund $39,252; Government Fund $122,520. The Secretary of the Trust is a shareholder in that firm.

4. GUARANTEES OF CERTAIN COMMERCIAL PAPER

      Various banks and other institutions have issued irrevocable letters of credit or guarantees for the benefit of the holders of certain commercial paper. Payment at maturity of principal and interest of certain commercial paper held by the Funds is supported by such letters of credit or guarantees.

5. EXPENSES

      The Funds have negotiated an expense offset arrangement with their custodian, wherein they receive credit toward the reduction of custodian fees and other expenses whenever there are uninvested cash balances. The Statements of Operations reflect the total expenses before any offset, the amount of offset and the net expenses.

6. PORTFOLIO ORIENTATION

      Since the Tax-Free Fund has a significant portion of its investments in obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

7. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Funds declare dividends daily from net investment income and make payments monthly in additional shares at the net asset value per share, in cash, or a combination of both, at the shareholder's option.

      In the Government Fund as of March 31, 2009, there were post-October capital loss deferrals of $152,592, which will be recognized in the following year.

      The tax character of distributions during fiscal 2009 and 2008 were as follows:

                                        Cash Fund                  Tax-Free Fund                Government Fund
                               --------------------------    --------------------------    --------------------------
                                   2009          2008           2009            2008          2009            2008
                               -----------    -----------    -----------    -----------    -----------    -----------
Ordinary income ...........    $ 7,073,809    $18,391,172    $        --    $        17    $16,155,662    $76,602,203
Net tax-exempt income .....             --             --      3,927,281      7,290,811             --             --
Capital gain ..............             --             --             --             --             --             --
                               -----------    -----------    -----------    -----------    -----------    -----------
Total .....................    $ 7,073,809    $18,391,172    $ 3,927,281    $ 7,290,828    $16,155,662    $76,602,203
                               ===========    ===========    ===========    ===========    ===========    ===========

      As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

                                                        Tax-Free    Government
                                          Cash Fund       Fund         Fund
                                          ---------    ---------    ----------
Undistributed ordinary income ..........  $ 350,878    $  48,144    $  59,902
Undistributed tax exempt income ........         --       79,058           --
Post October capital loss ..............         --           --     (152,592)
Accumulated net realized loss
  on investments .......................         --           --           --
                                          ---------    ---------    ---------
                                          $ 350,878    $ 127,202    $ (92,690)
                                          =========    =========    =========

8. RECENT DEVELOPMENT RELATED TO THE TAX-FREE FUND

      Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal securities.

9. CONDITIONAL CREDIT PLEDGE

      During the period of September 16, 2008 through November 9, 2008, the Cash Fund was provided with support for certain of its holdings by Bank of Hawaii Corporation ("BOHC"), a Delaware Corporation and parent company of the Adviser. As a result, the aggregate market value of the Cash Fund's holdings increased. This support included conditional credit pledges ("Pledges"), which were provided on a daily basis, as needed.

      BOHC's daily Pledges to the Cash Fund supported the value of one or more portfolio holdings, when needed, in order to maintain the amortized cost value of the relevant securities. If the Cash Fund was required to sell or liquidate such holdings (which was never the case), BOHC pledged to fund the deficiency between the amortized cost of each holding and the proceeds received, up to a limit not to exceed an amount stated daily. Each Pledge expired on the following day at 4 PM EDT and BOHC reserved the right to cancel the Pledges prior to that time if it determined that extraordinary circumstances affecting its exposure under the Pledges had occurred.

      The mark-to-market net asset value per share is calculated using the market value of all securities in the Cash Fund. Had the Cash Fund not received support for the designated securities, which had market values less than their amortized cost, the Cash Fund's mark-to-market net asset value per share (under Rule 2a-7) would have fallen below one dollar.

      BOHC has no obligation to issue these Pledges in the future.

10. TREASURY GUARANTEE PROGRAM

      In late September 2008, the U. S. Treasury announced the establishment of a Temporary Money Market Funds Guarantee Program (the "Program"). The Program is intended to add stability to the financial markets and to reassure money market fund investors by protecting the value of those shares of participating money market funds regulated by the Securities and Exchange Commission's Rule 2a-7 as of the close of business on September 19, 2008.

      The Program was subject to expiration on December 18, 2008 unless extended by the Secretary of the Treasury, potentially through the close of business on September 18, 2009. The initial three-month phase of the Program cost 0.01% of the net asset value of participating funds.

      The U.S. Treasury has subsequently announced two extensions of its Program, the final phase of which begins on April 30th and extends through the close of business on September 18, 2009. Each of the two extensions has been at a cost of 0.015% of the net asset value of the participating Funds on September 19, 2008. Participation in the extensions has only been available to those funds participating in the prior phases of the Program.

      The Pacific Capital Funds of Cash Assets Trust have viewed the Program as helpful in bringing additional stability to the credit markets of which money market funds are a critical component. Accordingly, the Board of Trustees of the Pacific Capital Funds of Cash Assets Trust unanimously approved participation in the Program. All three money market funds, Cash Assets Trust, Tax-Free Cash Assets Trust and U.S. Government Securities Cash Assets Trust (the "Funds"), are covered under the Program through April 30, 2009. Cash Assets Trust and Tax-Free Cash Assets Trust will additionally be covered through September 18, 2009. Since U.S. Government Securities Cash Assets Trust invests primarily in agencies and direct obligations of the U.S. Government, it was determined that the Fund would not participate in the final phase of the Program.

      Costs to participate in each of the phases of the Program are being borne by the participating Funds.

                                 PACIFIC CAPITAL
                                CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   ORIGINAL SHARES
                                                           ----------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                           ----------------------------------------------------------------
                                                             2009          2008          2007          2006          2005
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ...............................       0.014         0.043+        0.046+        0.032+        0.014+
                                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ................      (0.014)       (0.043)       (0.046)       (0.032)       (0.014)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total return ..........................................        1.42%         4.35%         4.75%         3.20%         1.36%
Ratios/supplemental data
  Net assets, end of period (in millions) .............    $    333      $    323      $    287      $    286      $    366
  Ratio of expenses to average net assets .............        0.57%         0.57%         0.57%         0.58%         0.37%
  Ratio of net investment income to
    average net assets ................................        1.39%         4.23%         4.65%         3.09%         1.39%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of distribution fees, were (note 3):

  Ratio of expenses to average net assets .............        0.57%           ++            ++            ++          0.57%
  Ratio of net investment income to
    average net assets ................................        1.39%           ++            ++            ++          1.19%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .............        0.57%         0.56%         0.57%         0.58%         0.37%#

                                                                                   SERVICE SHARES
                                                           ----------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                           ----------------------------------------------------------------
                                                             2009          2008          2007          2006           2005
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ...............................       0.012         0.040+        0.044+        0.029+        0.011+
                                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ................      (0.012)       (0.040)       (0.044)       (0.029)       (0.011)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total return ..........................................        1.18%         4.09%         4.49%         2.94%         1.11%
Ratios/supplemental data
  Net assets, end of period (in millions) .............    $    129      $    141      $    166      $    169      $    166
  Ratio of expenses to average net assets .............        0.82%         0.82%         0.82%         0.83%         0.61%
  Ratio of net investment income to
    average net assets ................................        1.20%         3.98%         4.40%         2.91%         1.12%

The expense and net investment income ratios without the effect of the 2005 Adviser's and Administrator's contractual caps on fees and the 2009 waiver of a portion of distribution fees, were (note 3):

  Ratio of expenses to average net assets .............        0.82%           ++            ++            ++          0.81%
  Ratio of net investment income to
    average net assets ................................        1.20%           ++            ++            ++          0.91%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .............        0.82%0          0.81%         0.81%         0.83%       0.61%#



----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
0     Net of waiver of a portion of distribution fees.
#     Net of contractual caps on fees.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                           TAX-FREE CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                  ORIGINAL SHARES
                                                           ----------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                           ----------------------------------------------------------------
                                                             2009          2008          2007          2006          2005
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ...............................       0.013         0.029+        0.030+        0.022+        0.011+
                                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ................      (0.013)       (0.029)       (0.030)       (0.022)       (0.011)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total return ..........................................        1.35%         2.90%         3.09%         2.21%         1.16%
Ratios/supplemental data
  Net assets, end of period (in millions) .............    $    268      $    225      $    171      $    133      $    134
  Ratio of expenses to average net assets .............        0.48%         0.47%         0.50%         0.50%         0.29%
  Ratio of net investment income to
    average net assets ................................        1.28%         2.80%         3.04%         2.20%         1.17%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees and the waiver of a portion of distribution fees were (note 3):

  Ratio of expenses to average net assets .............        0.49%           ++            ++            ++          0.49%
  Ratio of net investment income to
    average net assets ................................        1.27%           ++            ++            ++          0.96%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .............        0.48%#        0.47%         0.49%         0.50%         0.28%#

                                                                                   SERVICE SHARES
                                                           ----------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                           ----------------------------------------------------------------
                                                             2009          2008          2007          2006          2005
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ...............................       0.011         0.026+        0.028+        0.019+        0.009+
                                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ................      (0.011)       (0.026)       (0.028)       (0.019)       (0.009)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total return ..........................................        1.10%         2.64%         2.83%         1.96%         0.90%
Ratios/supplemental data
  Net assets, end of period (in millions) .............    $     70      $     71      $     88      $     93      $     72
  Ratio of expenses to average net assets .............        0.73%         0.72%         0.75%         0.75%         0.53%
  Ratio of net investment income to
    average net assets ................................        1.10%         2.55%         2.78%         1.94%         0.92%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's contractual caps on fees and the waiver of a portion of distribution fees were (note 3):

  Ratio of expenses to average net assets .............        0.74%           ++            ++            ++          0.75%
  Ratio of net investment income to
    average net assets ................................        1.09%           ++            ++            ++          0.71%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .............        0.73%#        0.72%         0.75%         0.75%         0.53%#

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.

                 See accompanying notes to financial statements.

                                 PACIFIC CAPITAL
                  U.S. GOVERNMENT SECURITIES CASH ASSETS TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    ORIGINAL SHARES
                                                           ----------------------------------------------------------------
                                                                                  Year Ended March 31,
                                                           ----------------------------------------------------------------
                                                             2009          2008          2007          2006          2005
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ...............................       0.010         0.042+        0.047+        0.032+        0.014+
                                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ................      (0.010)       (0.042)       (0.047)       (0.032)       (0.014)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total return ..........................................        1.03%         4.30%         4.80%         3.25%         1.41%
Ratios/supplemental data
  Net assets, end of period (in millions) .............    $    625      $    808      $    685      $    429      $    354
  Ratio of expenses to average net assets .............        0.43%         0.43%         0.44%         0.45%         0.27%
  Ratio of net investment income to
    average net assets ................................        1.06%         4.18%         4.72%         3.25%         1.42%

The expense and net investment  income ratios without the effect of Adviser's and  Administrator's  contractual  caps on fees and/or 2009 voluntary waiver of a portion of distribution fees were (note 3):

  Ratio of expenses to average net assets .............        0.47%           ++            ++            ++          0.45%
  Ratio of net investment income to
    average net assets ................................        1.03%           ++            ++            ++          1.24%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .............        0.43%#0       0.43%         0.44%         0.45%       0.27%#

                                                                                   SERVICE SHARES
                                                           ----------------------------------------------------------------
                                                                                 Year Ended March 31,
                                                           ----------------------------------------------------------------
                                                             2009          2008          2007          2006          2005
                                                           --------      --------      --------      --------      --------
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from investment operations:
  Net investment income ...............................       0.008         0.040+        0.045+        0.030+        0.012+
                                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net investment income ................      (0.008)       (0.040)       (0.045)       (0.030)       (0.012)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total return ..........................................        0.84%         4.04%         4.54%         3.00%         1.16%
Ratios/supplemental data
  Net assets, end of period (in millions) .............    $    325      $  1,099      $  1,079      $    887      $    578
  Ratio of expenses to average net assets .............        0.64%         0.68%         0.69%         0.70%         0.52%
  Ratio of net investment income to
    average net assets ................................        1.00%         3.93%         4.46%         3.02%         1.16%

The expense and net investment  income ratios without the effect of Adviser's and  Administrator's  contractual  caps on fees and/or 2009 voluntary waiver of a portion of distribution fees were (note 3):

  Ratio of expenses to average net assets .............        0.71%           ++            ++            ++          0.70%
  Ratio of net investment income to
    average net assets ................................        0.92%           ++            ++            ++          0.98%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

  Ratio of expenses to average net assets .............        0.64%#0       0.68%         0.69%         0.70%         0.52%#

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++ No reduction in the Adviser's and the Administrator's fees was required during the period.
#     Net of contractual caps on fees.
0 Net of voluntary waiver of Adviser's and Administrator's fees and in the case of the Service Shares, waiver of a portion of distribution fees.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES AND OFFICERS(1)(2)

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND        HELD BY TRUSTEE
NAME,                     TRUST AND        PRINCIPAL                                         COMPLEX(5)     (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF        OCCUPATION(S)                                     OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(4)       DURING PAST 5 YEARS                               BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------       -------------------                               ----------     ---------------------

INTERESTED TRUSTEE(6)
Diana P. Herrmann         Vice Chair       Vice Chair and Chief Executive Officer of         12             ICI Mutual Insurance
New York, NY              of the Board     Aquila Management Corporation, Founder                           Company
(02/25/58)                of Trustees      of the Aquila Group of Funds and parent of
                          since 2003,      Aquila Investment Management LLC,
                          President        Administrator since 2004, President since
                          since 1998       1997, Chief Operating Officer, 1997-2008,
                          and Trustee      a Director since 1984, Secretary since 1986
                          since 2004       and previously its Executive Vice President,
                                           Senior Vice President or Vice President,
                                           1986-1997; Chief Executive Officer and
                                           Vice Chair since 2004, President and
                                           Manager of the Administrator since 2003,
                                           and Chief Operating Officer of the
                                           Administrator, 2003-2008; Chair, Vice Chair,
                                           President, Executive Vice President or Senior
                                           Vice President of funds in the Aquila Group
                                           of Funds since 1986; Director of the
                                           Distributor since 1997; Governor,
                                           Investment Company Institute (a trade
                                           organization for the U.S. mutual fund
                                           industry dedicated to protecting shareholder
                                           interests and educating the public about
                                           investing) and head of its Small Funds
                                           Committee since 2004; active in charitable
                                           and volunteer organizations.

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND        HELD BY TRUSTEE
NAME,                     TRUST AND        PRINCIPAL                                         COMPLEX(5)     (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF        OCCUPATION(S)                                     OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(4)       DURING PAST 5 YEARS                               BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------       -------------------                               ----------     ---------------------

NON-INTERESTED TRUSTEES
Theodore T. Mason         Chair of the     Executive Director, East Wind Power               8              Trustee, Premier VIT.
New York, NY              Board of         Partners LTD since 1994 and Louisiana
(11/24/35)                Trustees         Power Partners, 1999-2003; Treasurer, Fort
                          since 2004       Schuyler Maritime Alumni Association, Inc.,
                          and Trustee      successor to Alumni Association of SUNY
                          since 1984       Maritime College, since 2004 (President,
                                           2002-2003, First Vice President, 2000-2001,
                                           Second Vice President, 1998-2000) and
                                           director of the same organization since
                                           1997; Director, STCM Management
                                           Company, Inc., 1973-2004; twice national
                                           officer of Naval Reserve Association,
                                           Commanding Officer of four naval reserve
                                           units and Captain, USNR (Ret); director, The
                                           Navy League of the United States New York
                                           Council since 2002; trustee, The Maritime
                                           Industry Museum at Fort Schuyler, 2000-2004;
                                           and Fort Schuyler Maritime Foundation, Inc.,
                                           successor to the Maritime College at Fort
                                           Schuyler Foundation, Inc., since 2000.


Thomas W. Courtney        Trustee          President, Courtney Associates, Inc., a           5              Chairman of the Board of
Sewickley, PA             since 1984       venture capital firm, since 1988.                                Oppenheimer Quest
(08/1 7/3 3)                                                                                                Value Funds Group,
                                                                                                            Oppenheimer Small Cap
                                                                                                            Value Fund,
                                                                                                            Oppenheimer Midcap
                                                                                                            Fund, and Oppenheimer
                                                                                                            Rochester Group of
                                                                                                            Funds; Chairman oft he
                                                                                                            Board of Premier VIT.

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND        HELD BY TRUSTEE
NAME,                     TRUST AND        PRINCIPAL                                         COMPLEX(5)     (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF        OCCUPATION(S)                                     OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(4)       DURING PAST 5 YEARS                               BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------       -------------------                               ----------     ---------------------
Stanley W. Hong           Trustee          President, Waste Management of Hawaii,            4              Trustee, Pacific Capital
Honolulu, HI              since 1993       Inc. and Corporate Vice President - Hawaii                       Funds(R), which includes
(04/05/36)                                 Area for Waste Management, Inc., 2001-                           12 bond and stock funds;
                                           2005; Trustee, The King William Charles                          First Insurance Co. of
                                           Lunalilo Trust Estate since 2001; President                      Hawaii, Ltd., Lanihau
                                           and Chief Executive Officer, The Chamber                         Properties, Ltd., The
                                           of Commerce of Hawaii, 1996-2001;                                Westye Group - West
                                           Director PBS - Hawaii Foundation since                           (Hawaii), Inc., Heald
                                           1998; Regent, Chaminade University of                            Education LLC.
                                           Honolulu since 1991; Trustee, the Nature
                                           Conservancy of Hawaii since 1998; Trustee,
                                           Child and Family Service since 2005;
                                           Director, The East West Center Foundation
                                           since 2006; St. Louis School since 2007;
                                           and a director of other corporate and
                                           community organizations.

Russell K. Okata          Trustee          Executive Director, Hawaii Government             5              Trustee, Pacific Capital
Honolulu, HI              since 1993       Employees Association AFSCME Local 152,                          Funds(R), which includes
(03/22/44)                                 AFL-CIO 1981-2007; International Vice                            12 bond and stock funds.
                                           President, American Federation of State,
                                           County and Municipal Employees, AFL-CIO
                                           1981-2007; director of various civic and
                                           charitable organizations.

Douglas Philpotts         Trustee          Retired; formerly director, Chairman of the       4              Trustee, Pacific Capital
Honolulu, HI              since 1992       Board and President of Hawaiian Trust                            Funds(R), which includes
(11/21/31)                                 Company, Limited, a predecessor of The                           12 bond and stock funds.
                                           Asset Management Group of Bank of Hawaii;
                                           present or former director of various Hawaii-
                                           based civic and charitable organizations.

Oswald K. Stender         Trustee          Director, Hawaiian Electric Industries, Inc.,     4              Trustee, Pacific Capital
Honolulu, HI              since 1993       a public utility holding company, 1993-                          Funds(R), which includes
(10/08/31)                                 2004; trustee, the Bernice Pauahi Bishop                         12 bond and stock funds;
                                           Estate 1990-1999; trustee, Office of                             director, Grace Pacific
                                           Hawaiian Affairs and a member or trustee of                      Corporation, an asphalt
                                           several community organizations.                                 paving company, ACE
                                                                                                            Trucking Inc. and
                                                                                                            Hawaiian Telecom, a
                                                                                                            telephone company
                                                                                                            (communications).

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND        HELD BY TRUSTEE
NAME,                     TRUST AND        PRINCIPAL                                         COMPLEX(5)     (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF        OCCUPATION(S)                                     OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(4)       DURING PAST 5 YEARS                               BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------       -------------------                               ----------     ---------------------
OTHER INDIVIDUALS
CHAIRMAN EMERITUS(8)

Lacy B. Herrmann          Founder and      Founder and Chairman of the Board, Aquila         N/A            N/A
New York, NY              Chairman         Management Corporation, the sponsoring
(05/12/29)                Emeritus         organization and parent of the Manager or
                          since 2004,      Administrator and/or Adviser or Sub-Adviser
                          Trustee,         to each fund of the Aquila Group of Funds;
                          1984-2004,       Chairman of the Manager or Administrator
                          and Chairman     and/or Adviser or Sub-Adviser to each since
                          of the Board     2004; Founder and Chairman Emeritus of
                          of Trustees,     each fund in the Aquila Group of Funds;
                          1984-2003        previously Chairman and a Trustee of each
                                           fund in the Aquila Group of Funds since its
                                           establishment until 2004 or 2005; Director
                                           of the Distributor since 1981 and formerly
                                           Vice President or Secretary, 1981-1998;
                                           Trustee Emeritus, Brown University and the
                                           Hopkins School; active in university, school
                                           and charitable organizations.

OFFICERS

Charles E. Childs, III    Executive Vice   Executive Vice President of all funds in the      N/A            N/A
New York, NY              President since  Aquila Group of Funds and the Administrator
(04/01/57)                2003             and the Administrator's parent since 2003;
                                           Executive Vice President and Chief Operating
                                           Officer of the Administrator's parent since
                                           2008; formerly Senior Vice President,
                                           corporate development, Vice President,
                                           Assistant Vice President and Associate of the
                                           Administrator's parent since 1987; Senior
                                           Vice President, Vice President or Assistant
                                           Vice President of the Aquila Money-Market
                                           Funds, 1988-2003.

Sherri Foster             Vice President   Senior Vice President, Hawaiian Tax-Free         N/A            N/A
Lahaina, HI               since 1997       Trust since 1993 and formerly Vice President
(07/27/50)                                 or Assistant Vice President; Vice President
                                           since 1997 and formerly Assistant Vice
                                           President of the three Aquila Money-Market
                                           Funds; Vice President, Aquila Rocky
                                           Mountain Equity Fund since 2006;
                                           Registered Representative of the Distributor
                                           since 1985.

                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND        HELD BY TRUSTEE
NAME,                     TRUST AND        PRINCIPAL                                         COMPLEX(5)     (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF        OCCUPATION(S)                                     OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(4)       DURING PAST 5 YEARS                               BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------       -------------------                               ----------     ---------------------
John M. Herndon           Vice President   Assistant Secretary of the Aquila Group of        N/A            N/A
New York, NY              since 1990       Funds since 1995 and Vice President of the
(12/17/39)                and Assistant    three Aquila Money-Market Funds since 1990;
                          Secretary        Vice President of the Administrator or its
                          since 1995       predecessor and current parent since 1990.

Robert W. Anderson        Chief            Chief Compliance Officer of the Trust and         N/A            N/A
New York, NY              Compliance       each of the other funds in the Aquila Group
(08/23/40)                Officer          of Funds, the Administrator and the
                          since 2004       Distributor since 2004, Compliance Officer
                          and Assistant    of the Administrator or its predecessor and
                          Secretary        current parent 1998-2004; Assistant
                          since 2000       Secretary of the Aquila Group of Funds
                                           since 2000.

Joseph P. DiMaggio        Chief            Chief Financial Officer of the Aquila Group       N/A            N/A
New York, NY              Financial        of Funds since 2003 and Treasurer since
(11/06/56)                Officer          2000.
                          since 2003
                          and Treasurer
                          since 2000

Edward M.W. Hines         Secretary        Shareholder of Butzel Long, a professional        N/A            N/A
New York, NY              since 1984       corporation, counsel to the Trust, since 2007;
(12/16/39)                                 Partner of Hollyer Brady Barrett & Hines
                                           LLP, its predecessor as counsel, 1989-2007;
                                           Secretary of the Aquila Group of Funds.

                          POSITIONS                                                          PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                          IN FUND        HELD BY TRUSTEE
NAME,                     TRUST AND        PRINCIPAL                                         COMPLEX(5)     (THE POSITION HELD IS
ADDRESS(3)                LENGTH OF        OCCUPATION(S)                                     OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(4)       DURING PAST 5 YEARS                               BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------       -------------------                               ----------     ---------------------
Lori A. Vindigni          Assistant        Assistant Treasurer of the Aquila Group of        N/A            N/A
New York, NY              Treasurer        Funds since 2000; Assistant Vice President
(11/02/66)                since 2000       of the Administrator or its predecessor and
                                           current parent since 1998; Fund Accountant
                                           of the Aquila Group of Funds, 1995-1998.

----------
(1) The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free) or by visiting the EDGAR Database at the SEC's internet site at www.sec.gov.
(2) From time to time Bank of Hawaii may enter into normal investment management, commercial banking and lending arrangements with one or more of the Trustees of the Trust and their affiliates. The Asset Management Group of Bank of Hawaii is the Trust's investment adviser.
(3) The mailing address of each Trustee and officer is c/o Pacific Capital Funds(R) of Cash Assets Trust, 380 Madison Avenue, Suite 2300, New York, NY 10017.
(4) Because the Trust does not routinely hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.
(5) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.
(6) Ms. Herrmann is an interested person of the Trust as an officer of the Trust, as a director, officer and shareholder of the Administrator's corporate parent, as an officer and Manager of the Administrator, and as a shareholder and director of the Distributor. Ms. Herrmann is the daughter of Lacy B. Herrmann, the Founder and Chairman Emeritus of the Trust.
(7) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Municipal Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 5, are called the "Aquila Group of Funds."
(8) The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2008 and held for the six months ended March 31, 2009.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2009

                                       BEGINNING        ENDING        EXPENSES
                        ACTUAL          ACCOUNT        ACCOUNT      PAID DURING
                    TOTAL RETURN(1)      VALUE          VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
CASH FUND
Original Shares          0.34%        $1,000.00      $1,003.40      $    2.95
Service Shares           0.22%        $1,000.00      $1,002.20      $    4.19
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares          0.41%        $1,000.00      $1,004.10      $    2.50
Service Shares           0.29%        $1,000.00      $1,002.90      $    3.75
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares          0.15%        $1,000.00      $1,001.50      $    2.25
Service Chares           0.09%        $1,000.00      $1,000.90      $    3.29
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.59% AND 0.84%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.50% AND 0.75%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.45% AND 0.66%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of each of the respective Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the portfolios of the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the respective Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

SIX MONTHS ENDED MARCH 31, 2009

                    HYPOTHETICAL
                     ANNUALIZED       BEGINNING        ENDING         EXPENSES
                        TOTAL          ACCOUNT        ACCOUNT       PAID DURING
                       RETURN           VALUE          VALUE        THE PERIOD
--------------------------------------------------------------------------------
CASH FUND
Original Shares         5.00%         $1,000.00      $1,021.99       $    2.97
Service Shares          5.00%         $1,000.00      $1,020.74       $    4.23
--------------------------------------------------------------------------------
TAX-FREE FUND
Original Shares         5.00%         $1,000.00      $1,022.44       $    2.52
Service Shares          5.00%         $1,000.00      $1,021.19       $    3.78
--------------------------------------------------------------------------------
GOVERNMENT FUND
Original Shares         5.00%         $1,000.00      $1,022.72       $    2.27
Service Chares          5.00%         $1,000.00      $1,021.67       $    3.33
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.59% AND 0.84%, RESPECTIVELY, FOR CASH FUND ORIGINAL SHARES AND SERVICE SHARES, 0.50% AND 0.75%, RESPECTIVELY, FOR TAX-FREE FUND ORIGINAL SHARES AND SERVICE SHARES, AND 0.45% AND 0.66%, RESPECTIVELY, FOR GOVERNMENT FUND ORIGINAL SHARES AND SERVICE SHARES MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code. NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the fiscal year ended March 31, 2009, $3,927,281 of dividends paid by the Tax-Free Fund were exempt-interest dividends. For the Cash Fund and the Government Fund all of the dividends paid were ordinary dividend income.

      Prior to January 31, 2009, shareholders were mailed the appropriate tax form(s) which contained information on the status of distributions paid for the 2008 CALENDAR YEAR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolios other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings for each of the three portfolios with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The three portfolios of the Trust do not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which any of the three portfolios of the Trust were entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIVACY NOTICES (UNAUDITED)

                   PACIFIC CAPITAL FUNDS OF CASH ASSETS TRUST

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Trust, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Trust.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Funds or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                               INVESTMENT ADVISER

                    Asset Management Group of Bank of Hawaii
                     P.O. Box 3170 o Honolulu, Hawaii 96802

                                  ADMINISTRATOR

                        Aquila Investment Management LLC
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                                BOARD OF TRUSTEES

                            Theodore T. Mason, Chair
                          Diana P. Herrmann, Vice Chair
                               Thomas W. Courtney
                                 Stanley W. Hong
                                Russell K. Okata
                                Douglas Philpotts
                                Oswald K. Stender

                          FOUNDER AND CHAIRMAN EMERITUS

                                Lacy B. Herrmann

                                    OFFICERS

                          Diana P. Herrmann, President
                Charles E. Childs, III, Executive Vice President
                          Sherri Foster, Vice President
                  Robert W. Anderson, Chief Compliance Officer
            Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                          Edward M.W. Hines, Secretary

                                   DISTRIBUTOR

                            Aquila Distributors, Inc.
            380 Madison Avenue, Suite 2300 o New York, New York 10017

                    TRANSFER AND SHAREHOLDER SERVICING AGENT

                         PNC Global Investment Servicing
                     101 Sabin Street o Pawtucket, RI 02860

                                    CUSTODIAN

                            JPMorgan Chase Bank, N.A.
                   1111 Polaris Parkway o Columbus, Ohio 43240

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                            Tait, Weller & Baker LLP
             1818 Market Street, Suite 2400 o Philadelphia, PA 19103

               Further information is contained in the Prospectus
                  which must precede or accompany this report.

ITEM 2.  CODE OF ETHICS.

(a) As of March 31, 2009 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $13,000 in 2008 and $13,600 in 2009.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $1,500 and $1,600 in 2008 and 2009, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure tat information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated t registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


CASH ASSETS TRUST


By:  /s/  Diana P. Herrmann
----------------------------------
Vice Chair, President and Trustee
June 3, 20009


By:  /s/  Joseph P. DiMaggio
------------------------------------
Chief Financial Officer and Treasurer
June 3, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
----------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June 3, 2009


By:  /s/  Joseph P. DiMaggio
------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 3, 2009




CASH ASSETS TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.